Income Tax: (Details 3)	Dec. 31, 2038 USD ($)
Income Tax Details Three [Abstract]
Canadian tax loss carryforward expiring 2026	$ 1,915,370
Canadian tax loss carryforward expiring 2027	3,554,678
Canadian tax loss carryforward expiring 2028	13,548,810
Canadian tax loss carryforward expiring 2029	12,840,308
Canadian tax loss carryforward expiring 2030	15,863,487
Canadian tax loss carryforward expiring 2031	17,763,432
Canadian tax loss carryforward expiring 2032	5,153,925
Canadian tax loss carryforward expiring 2033	7,492,746
Canadian tax loss carryforward expiring 2034	8,681,482
Canadian tax loss carryforward expiring 2035	12,392,175
Canadian tax loss carryforward expiring 2036	14,732,993
Canadian tax loss carryforward expiring 2037	11,110,698
Canadian tax loss carryforward expiring 2038	401,160
Total Canadian tax loss carryforward	$ 125,451,264